Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Mar. 30, 2023	Mar. 31, 2023	Jan. 31, 2023
Securities Purchase Agreement
Subsequent Events
Number of units to be issued	79,900,000
Number of warrants in a unit	0.75
Securities Purchase Agreement | Class A common stock
Subsequent Events
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price	$ 1.13
Aggregate number of shares agreed to sell	69,200,000
Warrants to purchase common stock	59,900,000
Securities Purchase Agreement | Private Placement
Subsequent Events
Aggregate gross proceeds	$ 89.5
Securities Purchase Agreement | Pre-funded warrants | Class A common stock
Subsequent Events
Warrants to purchase common stock	10,800,000
Unsecured Promissory Note
Subsequent Events
Amount borrowed		$ 12.9	$ 12.9
Institutional investors | Securities Purchase Agreement
Subsequent Events
Purchase price per unit	$ 1.12
Employees and consultants | Securities Purchase Agreement
Subsequent Events
Purchase price per unit	$ 1.19